Fair Value Measurements - Narrative (Details) - Total Stable Value Collective Trust	Dec. 31, 2025
EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Fair value, investment, NAV, redemption restriction, period in effect	12 months
EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Fair value, investment, NAV, redemption restriction, period in effect	12 months